PSF PGIM Jennison Value Portfolio Investment Strategy - PSF PGIM Jennison Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio normally invests at least 65% of its total assets in equity and equity-related securities, with an emphasis on securities of large capitalization companies. The Portfolio defines large capitalization companies as those companies with market capitalizations, to be within the market capitalization of the Russell 1000® Value Index (measured at the time of purchase). As of January 31, 2026, the Russell 1000® Value Index had a weighted average market capitalization of $426 billion, and the largest company by market capitalization was $4.092 trillion. The Portfolio seeks companies that it believes are being valued at a discount to their intrinsic value. A company’s valuation is very important in this determination, as are the durability of a company’s free cash flow and earnings growth. A disciplined process to manage risk in both security selection and portfolio construction is a critical component of the value portfolio manager’s investment process. Up to 35% of the Portfolio’s total assets may be invested in debt obligations and non-convertible preferred stock. The Portfolio may invest up to 25% of its total assets in real estate investment trusts and up to 30% of its total assets in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, the subadviser does not consider American Depositary Receipts and similar receipts or shares traded in US markets as foreign securities.